COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
19	COMMITMENTS AND CONTINGENCIES

(a)	Operating leases

The Group leases certain office premises under non-cancelable leases with terms that range from one to two years and are renewable subject to negotiation. Rental expense under operating leases for the years ended December 31, 2013, 2014 and 2015 was $527, $615 and $594, respectively.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2014 were $269 of which $202 and $67 are payable in the years ending December 31, 2015 and 2016, respectively.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2015 were $641 of which $499 and $142 are payable in the years ending December 31, 2016 and 2017, respectively.

(b)	Capital commitments

Capital commitments for purchase of property, plant and equipment as of December 31, 2014 and 2015 were $35 and $102, respectively.